Schedule of Investments (unaudited) April 30, 2021	iShares® ESG Aware Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 39.8%
iShares ESG Aware MSCI EAFE ETF(a)	7,170	$559,905
iShares ESG Aware MSCI EM ETF(a)	6,273	275,824
iShares ESG Aware MSCI USA ETF(a)	13,231	1,263,693
iShares ESG Aware MSCI USA Small-Cap ETF(a)	4,081	162,913

		2,262,335

Domestic Fixed Income — 60.0%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	62,130	3,407,831

Total Investment Companies — 99.8% (Cost: $5,445,369)		5,670,166

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	10,000	10,000

Total Short-Term Investments — 0.2% (Cost: $10,000)		10,000

Total Investments in Securities — 100.0% (Cost: $5,455,369)		5,680,166

Other Assets, Less Liabilities — (0.0)%		(1,451)

Net Assets — 100.0%		$5,678,715

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$123	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—	—	—	10,000	10,000	4		—
iShares ESG Aware MSCI EAFE ETF(d)	442,995	316,054		(304,074)	53,801	51,129	559,905	7,170	3,757		—
iShares ESG Aware MSCI EM ETF(e)	201,993	154,697		(123,732)	29,785	13,081	275,824	6,273	1,745		—
iShares ESG Aware MSCI USA ETF(f)	956,628	692,915		(653,675)	156,401	111,424	1,263,693	13,231	11,040		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	103,667	91,409		(84,885)	29,181	23,541	162,913	4,081	1,236		—
iShares ESG Aware U.S. Aggregate Bond ETF	2,204,374	1,775,148		(460,890)	(14,440)	(96,361)	3,407,831	62,130	26,926		—

					$254,728	$102,814	$5,680,166		$44,831		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Aware Moderate Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$5,670,166	$—	$—	$5,670,166
Money Market Funds	10,000	—	—	10,000

	$5,680,166	$—	$—	$5,680,166

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